Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment [text block]
(in USD million)
Machinery,
equipment and
transportation
equipment
Production
plants and oil
and gas
assets
Refining and
manufacturing
plants
Buildings
and land
Assets under
development
Right of use
assets 4) Total
Cost at 1 January 2022 1,335 183,358 8,481 596 12,614 5,850 212,234
Additions and transfers
6)
52 9,390 378 6 (813) 1,319 10,332
Changes in asset retirement obligations 0 (4,756) 0 0 (48) 0 (4,805)
Disposals at cost (9) (3,487) 2 (20) (5) (347) (3,865)
Foreign currency translation effects (36) (12,557) (576) (19) (934) (188) (14,310)
Cost at 31 December 2022 1,343 171,948 8,285 562 10,815 6,633 199,586
Accumulated depreciation and impairment
losses at 1 January 2022 (1,188) (137,763) (7,926) (320) (344) (2,619) (150,159)
Depreciation (52) (7,643) (160) (33) 0 (969) (8,856)
Impairment losses (8) (187) (39) 0 (49) (4) (286)
Reversal of impairment losses 4 2,585 802 0 207 0 3,599
Transfers 6) (2) (20) 2 0 20 (8) (8)
Accumulated depreciation and impairment
on disposed assets 8 2,002 (4) 5 0 347 2,359
Foreign currency translation effects 34 9,571 562 9 30 59 10,264
Accumulated depreciation and impairment
losses at 31 December 2022
5)
(1,203) (131,455) (6,763) (338) (135) (3,194) (143,088)
Carrying amount at 31 December 2022 140 40,493 1,522 224 10,679 3,439 56,498
Estimated useful lives (years)

3 - 20
UoP 1)

15 - 20

10 - 33
2)

1 - 20
3)
(in USD million)
Machinery,
equipment and
transportation
equipment
Production
plants and oil
and gas
assets
Refining and
manufacturing
plants
Buildings
and land
Assets under
development
Right of use
assets Total
Cost at 1 January 2021 2,806 183,082 9,238 929 13,163 6,370 215,587
Additions and transfers 6) 39 9,439 95 27 (355) 148 9,393
Changes in asset retirement obligations 0 (2,125) 0 0 (40) 0 (2,165)
Disposals at cost (1,496) (1,975) (70) (353) (25) (501) (4,420)
Assets reclassified to held for sale 0 (1,010) (563) 0 0 (91) (1,664)
Foreign currency translation effects (13) (4,052) (220) (6) (130) (77) (4,497)
Cost at 31 December 2021 1,335 183,358 8,481 596 12,614 5,850 212,234
Accumulated depreciation and impairment
losses at 1 January 2021 (2,596) (132,427) (8,005) (524) (1,275) (2,251) (147,079)
Depreciation (68) (9,136) (232) (42) 0 (930) (10,408)
Impairment losses (42) (2,092) (401) (21) (390) (17) (2,962)
Reversal of impairment losses 0 1,675 0 0 0 2 1,677
Transfers 6) 61 (1,319) 0 (61) 1,319 (11) (11)
Accumulated depreciation and impairment
on disposed assets 1,448 1,785 59 326 21 480 4,118
Accumulated depreciation and impairment
assets classified as held for sale 0 825 461 0 0 82 1,367
Foreign currency translation effects 9 2,926 192 2 (18) 27 3,138
Accumulated depreciation and impairment
losses at 31 December 2021 5) (1,188) (137,763) (7,926) (320) (344) (2,619) (150,159)
Carrying amount at 31 December 2021 147 45,595 555 276 12,270 3,231 62,075
Estimated useful lives (years)

3 - 20
UoP
1)

15 - 20

10 - 33
2)

1 - 20
3)
Depreciation according to unit of production method.
2)

Land is not depreciated
. Buildings include leasehold improvements.
3)

Depreciation linearly over contract period.
4)

Right of use assets at 31 December 2022 mainly consist of Land and buildings USD
1,013

million, Vessels USD
1,557

million
and Drilling rigs USD 595

million.
5)

See note 14 Impairments.
6)

The carrying amount of assets transferred to Property plant and equipment from Intangible assets in 2022 and 2021 amounted to
USD 982

million and USD
1,730

million, respectively.